RELATED PARTY TRANSACTIONS (Details Narrative)									1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 09, 2024 CNY (¥)	Nov. 10, 2023 CNY (¥) ¥ / shares shares	Mar. 28, 2023 CNY (¥)	Feb. 17, 2023 CNY (¥) ¥ / shares	Feb. 15, 2023 CNY (¥)	Jan. 30, 2023 ¥ / shares shares	Jan. 26, 2023	Jul. 08, 2020 CNY (¥) shares	May 18, 2024 CNY (¥)	Aug. 31, 2021 ¥ / shares shares	Mar. 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Nov. 14, 2024 CNY (¥) ¥ / shares	Feb. 26, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares	Nov. 14, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥)	Oct. 28, 2021 $ / shares	Aug. 23, 2021 $ / shares
Related Party Transaction [Line Items]
Stock issued during period value new issues
Related Party [Member]
Related Party Transaction [Line Items]
Offering costs													$ 24,509	178,895
Foundation fees													7,997	¥ 58,374
Distoken Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares, shares | shares		3,018,308															545,000	545,000
Shares issued price per share | (per share)																				¥ 10.20			¥ 10.20			$ 10.00	$ 10.00
Administrative fees expense																¥ 120,000		¥ 105,000
Proceeds from issuance of private placement | $																	$ 5,450,000
Assets held in trust																									¥ 0
Customer advances and deposits																							¥ 923		217,462
Share price | ¥ / shares				¥ 10.20																¥ 10.00			¥ 10.00
Short term borrowings		¥ 60,000
Shares issued price per share | shares						1,725,000
Accrued expenses																70,000		0
Proceeds from sponsor | $															60,000
Due from Sponsor																	60,000						¥ 60,000
Advances from Sponsor													923		923		923		217,462	923			923
Borrowings | $													764,274		764,274				150,000
Short term borrowings | $													$ 420,000		$ 420,000		$ 60,000
Distoken Acquisition Corporation [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period value new issues		30,000
Shares issued price per share | ¥ / shares																					¥ 0.046
Debt instrument face amount		360,000																		60,000	¥ 360,000
Aggregate initial consummation of business combination value		360,000																			¥ 360,000
Short term borrowings		60,000																		¥ 360,000			¥ 60,000
Distoken Acquisition Corporation [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount								¥ 150,000
Repayment of debt			¥ 150,000
Conversion price | ¥ / shares																				¥ 10.00			¥ 10.00
Distoken Acquisition Corporation [Member] | Unsecured Promissory Note 2024 [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																						¥ 1,000,000
Borrowings																				¥ 764,274
Distoken Acquisition Corporation [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Stock issued during period value issued for services					¥ 10,000
Sponsor [Member] | Distoken Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Stock issued during period value new issues								¥ 25,000
Issuance of ordinary shares, shares | shares						1,725,000		1,150,000		1,437,500
Shares issued price per share | ¥ / shares						¥ 0.2				¥ 0.25
Stock issued during period shares other | shares						225,000
Percentage of number of shares issued and outstanding						20.00%
Related party transaction description of transaction							The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) for 50% of the Founder Shares, if the last reported sale price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, (y) for 50% of the Founder Shares, if the last reported sale price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after a Business Combination, or (z) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Proceeds from issuance of private placement				¥ 2,000,000
Payment of offering costs				628,074
Other receivables				¥ 1,300,000																					¥ 0
Assets held in trust																							¥ 60,000
Payments to acquire other investments												¥ 90,000
Proceeds from deposits applied to debt retirements	¥ 210,000
Payments for deposits applied to debt retirements	150,000
Payments to fund long term loans to related parties	60,000
Payments for deposits									¥ 30,000
Debt instrument face amount		360,000
Proceeds from bank debt		¥ 30,000
Share price | ¥ / shares		¥ 0.01
Shares issued price per share | shares						0.2
Proceeds from sponsor											¥ 136,923
Repayments from sponsor	¥ 136,923
Short term borrowings																				¥ 420,000			¥ 60,000
Sponsor [Member] | Distoken Acquisition Corporation [Member] | Extension Note Two Thousand Twenty Three [Member]
Related Party Transaction [Line Items]
Debt instrument face amount		¥ 360,000
Amount received																								¥ 30,000
Amount received, per share | ¥ / shares																								¥ 0.046
Aggregate initial consummation of business combination value																								¥ 360,000
Related Party Loan [Member] | Distoken Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Debt conversion converted instrument amount																¥ 1,500,000		¥ 1,500,000